OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and payroll accruals	$4,256	$4,597
Government authorities	1,027	836
Provision for warranty	463	428
Accrued expenses	1,283	1,138
Related party	52	52
Foreign currency derivatives	213	-
Others	146	3

	$7,440	$7,054